Finance income and charges	12 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Finance income and charges	5. Finance income and charges

Accounting policies

Net interest includes interest income and charges in respect of financial instruments and the results of hedging transactions used to manage interest rate risk.
Finance charges directly attributable to the acquisition, construction or production of a qualifying asset, being an asset that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of that asset. Borrowing costs which are not capitalised are recognised in the income statement using the effective interest method. All other finance charges are recognised primarily in the income statement in the year in which they are incurred.
Net other finance charges include items in respect of post-
employment plans, the discount unwind of long-term obligations and hyperinflation charges. The results of operations in hyperinflationary economies are adjusted to reflect the changes in the purchasing power of the local currency of the entity before being translated to US dollar.
The impact of derivatives, excluding cash flow hedges that are in respect of commodity price risk management or those that are used to hedge the currency risk of highly probable future currency cash flows, is included in interest income or interest charge.

	2026 $ million	2025 $ million	2024 $ million
Interest income	221	203	179
Fair value gain on financial instruments	55	170	100
Total interest income(1)	276	373	279
Interest charge on bonds, bank loans and overdrafts	(815)	(775)	(665)
Interest charge on finance leases	(34)	(32)	(23)
Borrowing costs capitalised(2)	56	46	—
Borrowing costs capitalised - exceptional item(3)	—	58	—
Other interest charges	(228)	(270)	(396)
Fair value loss on financial instruments	(67)	(172)	(101)
Total interest charges(1)	(1,088)	(1,145)	(1,185)
Net interest charges	(812)	(772)	(906)
Net finance income in respect of post- employment plans in surplus (note 14)	54	54	57
Monetary gain on hyperinflation in various economies (note 1(f))	18	39	49
Interest income in respect of direct and indirect tax	33	7	15
Change in financial liability — Zacapa (Level 3)	—	7	—
Other finance income	3	—	—
Total other finance income	108	107	121
Net finance charge in respect of post- employment plans in deficit (note 14)	(19)	(19)	(20)
Monetary loss on hyperinflation in various economies (note 1(f))	—	—	(8)
Interest charge in respect of direct and indirect tax	(35)	(51)	(27)
Unwinding of discounts	(18)	(22)	(23)
Change in financial liability — Zacapa (Level 3)	(4)	—	—
Other finance charges	(36)	(14)	(22)
Total other finance charges	(112)	(106)	(100)
Net other finance charges	(4)	1	21
(1)Includes $145 million interest income and $883 million interest charge in respect of financial assets and liabilities that are not measured at fair value through profit or loss
(2025 – $101 million income and $854 million charge; 2024 – $59 million income and
$765 million charge).
(2)Forecast effective interest rate for the year of 4.0% has been used for capitalisation
(2025 - 4.1%).
(3)Cumulative impact of prior years' unrecognised borrowing costs reclassified to qualifying assets.